Debt (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Schedule of Convertible Debt
The following table outlines the effective interest rate, contractually stated interest expense, and costs related to the amortization of the discount for the Convertible Notes (in millions except for effective interest rate):

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Effective Interest Rate	35.83%	35.83%
Contractually Stated Interest Expense	$0.4	$0.9
Amortization of discount	$11.7	$24.3